Income taxes - Schedule of Unrecognized Tax Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning unrecognized tax benefits	$ 0
Addition to tax positions related to prior years	383
Addition to tax positions related to current year	300
Ending unrecognized tax benefits	$ 683